Schedule of liquidity index (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current assets	$ 1,125	$ 948
Current liabilities	$ 342	$ 448
Liquidity index	3.29%	2.12%